Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 92,972,000	$ 84,544,000
Less accumulated depreciation and amortization	(66,860,000)	(63,409,000)
Property, Plant and Equipment, Net (excluding Land)	26,112,000	21,135,000
Total	29,853,000	24,996,000
Property Plant and Equipment Income Statement Disclosures [Abstract]
Depreciation and amortization expense	11,100,000	11,600,000	12,500,000
Disposed of property and equipment	100,000	300,000	600,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,741,000	3,861,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	49,907,000	46,572,000
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	27,702,000	24,055,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,204,000	2,204,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13,159,000	$ 11,713,000